Schedule of Investments (unaudited) September 30, 2022	BlackRock LifePath® Dynamic 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 89.6%
BlackRock Advantage Emerging Markets Fund, Class K	791,683	$6,665,970
Diversified Equity Master Portfolio	$34,939,440	34,939,440
International Tilts Master Portfolio	$8,813,006	8,813,006
iShares Developed Real Estate Index Fund, Class K	190,445	1,588,315
iShares MSCI EAFE Small-Cap ETF(b)	64,167	3,130,066

		55,136,797

Fixed-Income Funds — 2.4%
BlackRock High Yield Bond Portfolio	97,146	629,508
iShares iBoxx $ Investment Grade Corporate Bonds ETF(b)	7,117	729,137
iShares TIPS Bond ETF	1,139	119,481

		1,478,126

Security	Shares	Value

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)	1,030,890	$1,031,199
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)(d)	4,128,595	4,128,595

		5,159,794

Total Investments — 100.4% (Cost: $68,241,034)		61,774,717

Liabilities in Excess of Other Assets — (0.4)%		(273,056)

Net Assets — 100.0%		$61,501,661

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio(a)	$202,531	$—		$(180,750	)(b)(c)	$(16,915)	$(4,866)	$—	$—	$2,481		$—
BlackRock Advantage Emerging Markets Fund, Class K	8,960,966	1,979,467		(1,580,450)		(494,334)	(2,199,679)	6,665,970	791,683	124		—
BlackRock Cash Funds: Institutional, SL Agency Shares	4,934,355	—		(3,903,053	)(b)	(633)	530	1,031,199	1,030,890	1,316	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,640,006	—		(3,511,411	)(b)	—	—	4,128,595	4,128,595	53,309		—
BlackRock High Yield Bond Portfolio	—	631,427		—		—	(1,919)	629,508	97,146	—		—
Diversified Equity Master Portfolio	43,149,867	3,645,203	(b)(c)	—		(1,065,001)	(10,790,629)	34,939,440	$34,939,440	333,616		—
International Tilts Master Portfolio	12,088,942	309,557	(b)(c)	—		(1,026,971)	(2,558,522)	8,813,006	$8,813,006	309,557		—
iShares Core U.S. Aggregate Bond ETF(a)	480,961	—		(438,715)		(48,948)	6,702	—	—	4,364		—
iShares Developed Real Estate Index Fund, Class K	3,937,332	732,890		(1,905,839)		(438,677)	(737,391)	1,588,315	190,445	31,001		—
iShares iBoxx $ Investment Grade Corporate Bonds ETF	135,303	698,711		—		—	(104,877)	729,137	7,117	5,739		—
iShares MSCI EAFE Small-Cap ETF	4,689,966	—		—		—	(1,559,900)	3,130,066	64,167	72,186		—
iShares TIPS Bond ETF	147,159	—		—		—	(27,678)	119,481	1,139	7,891		—
Master Total Return Portfolio(a)	136,828	—		(121,825	)(b)(c)	(23,367)	8,364	—	$—	2,706		—

						$(3,114,846)	$(17,969,865)	$61,774,717		$824,290		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index	12	12/15/22	$1,949	$(97,861)
MSCI EAFE Index	28	12/16/22	2,325	(243,295)
Russell 2000 E-Mini Index	9	12/16/22	751	(82,110)
S&P 500 Micro E-Mini Index	53	12/16/22	954	(39,237)
10-Year U.S. Treasury Note	11	12/20/22	1,233	(7,706)

				(470,209)

Short Contracts
Ultra U.S. Treasury Bond	3	12/20/22	410	9,727

				$(460,482)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	261,980	CAD	348,000	Bank of America N.A.	12/21/22	$9,963
USD	99,785	EUR	98,000	Deutsche Bank AG	12/21/22	3,153

						13,116

CAD	2,832,734	USD	2,181,658	Bank of America N.A.	12/21/22	(130,227)

						$(117,111)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$11,384,351	$—	$—	$11,384,351
Fixed-Income Funds	1,478,126	—	—	1,478,126
Money Market Funds	5,159,794	—	—	5,159,794

	$18,022,271	$—	$—	18,022,271

Investments Valued at NAV(a)				43,752,446

				$61,774,717

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$13,116	$—	$13,116
Interest Rate Contracts	9,727	—	—	9,727
Liabilities
Equity Contracts	(462,503)	—	—	(462,503)
Foreign Currency Exchange Contracts	—	(130,227)	—	(130,227)
Interest Rate Contracts	(7,706)	—	—	(7,706)

	$(460,482)	$(117,111)	$—	$(577,593)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

3